UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                  March 31, 2008

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Aragon Global Management, LLC
Address:          180 North Stetson Ave, Suite 5350
                  Prudential Plaza
                  Chicago, IL 60601

Form 13F File Number:      28-12796


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Stephens
Title:   Chief Financial Officer
Phone:   312.267.6810

Signature, Place, and Date of Signing:

/s/ Sean Stephens                   Chicago, IL                5-8-08
------------------------         -----------------           ----------
        [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $50,454
                                          (thousands)

List of Other Included Managers:          None

                                                     FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
         --------              --------       --------     --------      --------        --------    --------           --------
                                                             VALUE  SHRS OR SH/ PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS      CUSIP      (x$1000) PRN AMT PRN CALL    DISCRETION   MANAGERS     SOLE  SHARED  NONE
      --------------        --------------      -----      -------- ----------------    ----------   --------  ---------------------
TIME WARNER TELECOM INC          CL A         887319101     2,137.6     138,000   SH       SOLE         N/A    138,000
POTASH CORP SASK INC              COM         73755L107     1,695.7      10,925   SH       SOLE         N/A     10,925
PRICELINE COM INC               COM NEW       741503403     4,532.3      37,500   SH       SOLE         N/A     37,500
MONSANTO CO NEW                   COM         61166W101     6,276.3      56,290   SH       SOLE         N/A     56,290
JP MORGAN CHASE & CO              COM         46625H100     3,023.7      70,400   SH       SOLE         N/A     70,400
GAP INC DEL                       COM         364760108     2,788.7     141,700   SH       SOLE         N/A    141,700
GOOGLE INC                       CL A         38259P508     4,481.7      10,175   SH       SOLE         N/A     10,175
DOLLAR TREE INC                   COM         256746108     4,719.3     171,050   SH       SOLE         N/A    171,050
CLOROX CO DEL                     COM         189054109     2,110.7      37,265   SH       SOLE         N/A     37,265
RICHARD ELLIS GROUP INC          CL A         12497T101     3,864.9     178,600   SH       SOLE         N/A    178,600
AMERICA MOVIL SAB DE CV     SPON ADR L SHS    02364W105     6,337.2      99,500   SH       SOLE         N/A     99,500
CHINA UNICOM LTD             SPONSORED ADR    16945R104     2,137.6     189,991   SH       SOLE         N/A    189,991
APPLE INC                         COM         037833100     4,900.5      34,150   SH       SOLE         N/A     34,150
ABERCROMBIE & FITCH CO           CL A         002896207     1,448.2      19,800   SH       SOLE         N/A     19,800
                                                           --------

             TOTAL                                         50,454.4